Quarterly Financial Data (unaudited) - Unaudited Condensed Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Operations Data:
Net interest income	$ 17,862	$ 18,877	$ 15,812	$ 13,417	$ 14,820	$ 15,205	$ 16,059	$ 16,399	$ 36,177	$ 28,237	$ 48,106		$ 47,663	$ 62,483	$ 71,924
Provision for credit losses				275	675	4,832	5,029	(2,803)		950	275		7,058	7,733	33,887
Non-interest income	7,610	8,002	142,679	8,852	7,503	11,844	13,056	13,498	13,542	16,355	159,533		38,398	45,901	49,261
Non-interest expense	22,855	23,125	45,232	27,375	35,668	33,849	32,842	32,645	45,172	63,043	95,732		99,336	135,004	124,026
Income (loss) before income tax expense (benefit)	2,617	3,754	113,259	(5,381)	(14,020)	(11,632)	(8,756)	55	4,547	(19,401)	111,632		(20,333)	(34,353)	(36,728)
Income tax expense (benefit)	10		9			10	(191)		10		9		(181)	(181)	10
Net income (loss)	2,607	3,754	113,250	(5,381)	(14,020)	(11,642)	(8,565)	55	4,537	(19,401)	111,623		(20,152)	(34,172)	(36,738)
Preferred stock dividends in arrears			103,163	(1,701)	(1,662)	(1,654)	(1,634)	(1,610)		(3,363)	(2,538)		(4,898)	(6,560)	(6,278)
Preferred stock discount accretion			(4,304)	(1,863)	(1,843)	(1,853)	(1,853)	(1,863)		(3,706)	(6,167)		(5,569)	(7,412)	(7,413)
Net income (loss) available to common equity	$ 2,607	$ 3,754	$ 212,109	$ (8,945)	$ (17,525)	$ (15,149)	$ (12,052)	$ (3,418)	$ 4,537	$ (26,470)	$ 206,918	[1]	$ (30,619)	$ (48,144)	$ (50,429)
Per Share:
Basic earnings (loss) per common share	$ 0.29	$ 0.41	$ 10.24	$ (0.42)	$ (0.82)	$ (0.71)	$ (0.57)	$ (0.16)	$ 0.50	$ (1.25)	$ 12.18	[1]	$ (1.44)	$ (2.27)	$ (2.37)
Diluted earnings (loss) per common share	$ 0.29	$ 0.41	$ 10.24	$ (0.42)	$ (0.82)	$ (0.71)	$ (0.57)	$ (0.16)	$ 0.50	$ (1.25)	$ 12.18	[1]	$ (1.44)	$ (2.27)	$ (2.37)
Dividends per common share	$ 0								$ 0

[1]	On September 27, 2013, all Legacy Common Stock was cancelled and 1,810,000,000 shares of common stock were issued pursuant to the Plan of reorganization. On October 2, 2013, as a result of the Reverse Stock Split, 9,050,000 shares of common stock were outstanding. The calculation of weighted average shares includes 21,247,000 shares of Legacy Common Stock outstanding through September 26, 2013 and 9,050,000 shares of common stock outstanding from September 27 through December 31, 2013.